Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of dividend payments
Dividends declared and paid per common share	$ 2.74000	$ 2.72000	$ 2.70000
Common stock cash dividends	$ 348,578	$ 311,760	$ 253,659
Total dividend paid	370,223	333,839	276,860
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.96875	$ 1.96875	$ 1.96875
Preferred stock cash dividends	7,875	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.12500	$ 1.50000	$ 1.50000
Preferred stock cash dividends	94	112	112
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.90625	$ 1.90625	$ 1.90625
Preferred stock cash dividends	13,344	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.4064	$ 1.87500	$ 1.87500
Preferred stock cash dividends	$ 332	$ 748	$ 1,870